Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Balance Sheet (Parentheticals) - Parent Company [Member] - $ / shares
	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Commom stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Commom stock, shares authorized	750,000,000	240,450,000
Commom stock, shares issued	300,530,516	99,028,297
Commom stock, shares outstanding	298,843,016	99,028,297
Series C1 Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	26,757,258	26,757,258
Preferred stock, shares issued	26,757,258	26,757,258
Preferred stock, shares outstanding	26,757,258	26,757,258
Series C2 Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,249,450	20,249,450
Preferred stock, shares issued	20,249,450	20,249,450
Preferred stock, shares outstanding	20,249,450	20,249,450
Series D1 Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	22,311,516	22,311,516
Preferred stock, shares issued	22,311,516	22,311,516
Preferred stock, shares outstanding	22,311,516	22,311,516